Cover	12 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Entity Central Index Key	0002004024
Document Type	F-1
Entity Registrant Name	Lianhe Sowell International Group Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	15th Floor, Sannuo Smart Building
Entity Address, Address Line Two	No. 3388 Binhai Ave, Binhai Community
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	400-616-9629
Entity Ex Transition Period	false
Amendment Flag	false
Entity Emerging Growth Company	true
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168